UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marion R. Metzbower
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Marion R. Metzbower      Radnor, Pennsylvania    October 29, 1999

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/99
                         RUN DATE: 01/27/00  4:21 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   75

FORM 13F INFORMATION TABLE VALUE TOTAL:   $15,359,665,000

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

RTS UNION CARBIDE SPECIAL DIVI WARRANT AND RIGH 0                0    33750 SH       SOLE                    33750        0        0
AT & T CORP.                   COM              001957109      787    15487 SH       SOLE                    14582        0      905
ABBOTT LABS                    COM              002824100   329494  9073837 SH       SOLE                  5477662      490  3595685
ALBERTSONS INC                 COM              013104104     4273   132500 SH       SOLE                   107400        0    25100
AMERICAN HOME PRODS CORP       COM              026609107     1974    50288 SH       SOLE                    21618        0    28670
AMERICAN INTL GROUP INC        COM              026874107   748905  6926286 SH       SOLE                  4091513      327  2834445
ANHEUSER BUSCH COS INC         COM              035229103      953    13440 SH       SOLE                     9030        0     4410
AUTOMATIC DATA PROCESSING      COM              053015103   884221 16412459 SH       SOLE                  9660713      780  6750966
BP AMOCO ADS                   COM              055622104     1145    19302 SH       SOLE                    16944        0     2358
BANK OF AMERICA                COM              060505104     1238    24677 SH       SOLE                    19746        0     4931
BELL ATLANTIC CORP             COM              077853109     1225    19892 SH       SOLE                    10247        0     9645
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      770      421 SH       SOLE                       30        0      391
BESTFOODS                      COM              08658U101      334     6360 SH       SOLE                     3075        0     3285
BRISTOL MYERS SQUIBB CO        COM              110122108     2114    32935 SH       SOLE                    18610        0    14325
CHASE MANHATTAN CORP NEW COM   COM              16161A108      277     3562 SH       SOLE                       30        0     3532
CHEVRON CORP                   COM              166751107      788     9101 SH       SOLE                     8472        0      629
CISCO SYS INC                  COM              17275R102   494163  4612958 SH       SOLE                  2730424      220  1882314
CITIGROUP INC.                 COM              172967101     1845    33133 SH       SOLE                    31125        0     2008
CITIZENS UTILS CO DEL COM SER  COM              177342201      144    10146 SH       SOLE                        1        0    10145
CLOROX CO                      COM              189054109      304     6025 SH       SOLE                      225        0     5800
COCA COLA CO                   COM              191216100   620373 10650188 SH       SOLE                  6265370      518  4384300
COLGATE PALMOLIVE CO           COM              194162103   743301 11435400 SH       SOLE                  6864772      555  4570073
CONAGRA INC.                   COM              205887102      401    17690 SH       SOLE                    17690        0        0
CROWN CORK & SEAL INC          COM              228255105     1036    46300 SH       SOLE                    46300        0        0
DAYTON HUDSON CORP             COM              239753106     1187    16165 SH       SOLE                    16165        0        0
DISNEY WALT PRODUCTIONS        COM              254687106   356691 12194574 SH       SOLE                  7189515      590  5004469
DOLLAR GEN CORP COM            COM              256669102     2189    96210 SH       SOLE                    94440        0     1770
DU PONT E I DE NEMOURS CO      COM              263534109    21563   327333 SH       SOLE                   286552        0    40781
EMC CORP MASS                  COM              268648102   320405  2932766 SH       SOLE                  1756124      139  1176503
EL PASO ENERGY CORP DEL COM    COM              283905107      201     5177 SH       SOLE                      375        0     4802
EMERSON ELEC CO                COM              291011104      314     5471 SH       SOLE                     2806        0     2665
SELECT TEN 1999 SERIES 3       MUTUAL FUNDS     294711601        0    10753 SH       SOLE                    10753        0        0
EXXON CORPORATION              COM              30231G102     3687    45760 SH       SOLE                    19832        0    25928
FPL GROUP INC                  COM              302571104      349     8150 SH       SOLE                     8150        0        0
FREDDIE MAC                    COM              313400301   366989  7797916 SH       SOLE                  4636616      375  3160925
FANNIE MAE                     COM              313586109   469356  7517212 SH       SOLE                  4433616      350  3083246
FIRST UNION CORP               COM              337358105     2109    64018 SH       SOLE                     4335        0    59683
GTE CORP                       COM              362320103      910    12901 SH       SOLE                    11101        0     1800
G A P INC                      COM              364760108     1951    42415 SH       SOLE                    40781        0     1634
GENERAL ELEC CO                COM              369604103  1015671  6563300 SH       SOLE                  3861005      315  2701980
GILLETTE CO                    COM              375766102     1842    44734 SH       SOLE                    32260        0    12474
HERSHEY FOODS CORP             COM              427866108      272     5740 SH       SOLE                       40        0     5700
HEWLETT PACKARD CO             COM              428236103   450729  3962456 SH       SOLE                  2334655      190  1627610
HOME DEPOT INC                 COM              437076102  1071377 15583666 SH       SOLE                  9197859      744  6385063
HONEYWELL INTERNATIONAL, INC.  COM              438516106      552     9569 SH       SOLE                     4809        0     4760
INTEL CORP                     COM              458140100   628165  7631461 SH       SOLE                  4530457      360  3100643
INTERNATIONAL BUSINESS MACHINE COM              459200101   240394  2228447 SH       SOLE                  1334870      105   893472
JOHNSON & JOHNSON              COM              478160104   602254  6458484 SH       SOLE                  3826271      311  2631901
LILLY ELI & CO                 COM              532457108     1155    17372 SH       SOLE                    12940        0     4432
LUCENT TECHNOLOGIES INC COM    COM              549463107   589704  7862717 SH       SOLE                  4662141      375  3200201
MCI WORLDCOM                   COM              55268B106   365574  6889497 SH       SOLE                  4065374      334  2823788
MCDONALDS CORP                 COM              580135101      683    16935 SH       SOLE                     7235        0     9700
MEDTRONIC INC                  COM              585055106   338971  9302797 SH       SOLE                  5539293      430  3763074
MERCK & CO INC                 COM              589331107   537616  8001723 SH       SOLE                  4718337      370  3283015
MICROSOFT CORP                 COM              594918104   530314  4542304 SH       SOLE                  2696632      225  1845447
MINNESOTA MNG & MFG CO         COM              604059105      909     9290 SH       SOLE                     7751        0     1539
MORGAN J.P. & CO INC           COM              616880100      586     4627 SH       SOLE                      700        0     3927
ORACLE SYS CORP COM            COM              68389X105     1563    27890 SH       SOLE                    27000        0      890
PEPSICO INC                    COM              713448108     1160    32916 SH       SOLE                    15925        0    16991
PFIZER INC                     COM              717081103   558220 17209097 SH       SOLE                 10165245      810  7043042
PROCTER & GAMBLE CO            COM              742718109   771330  7040087 SH       SOLE                  4152783      335  2886969
QUAKER OATS CO                 COM              747402105      279     4250 SH       SOLE                     3250        0     1000
SBC COMMUNICATIONS, INC        COM              78387G103     2152    44152 SH       SOLE                    42891        0     1261
SCHERING PLOUGH CORP           COM              806605101   375422  8859523 SH       SOLE                  5245893      430  3613200
SMITHKLINE BEECHAM PLC ADR RPS COM              832378301      253     3950 SH       SOLE                     3950        0        0
SOVEREIGN BANCORP INC          COM              845905108      589    79093 SH       SOLE                    79093        0        0
STATE STR CORP                 COM              857477103   311047  4257273 SH       SOLE                  2560493      203  1696577
SUN MICROSYSTEM INC            COM              866810104    11597   149758 SH       SOLE                   140663        0     9095
UNITED TECHNOLOGIES CORP       COM              913017109      370     5685 SH       SOLE                     5395        0      290
VENTEC INC                     COM              922762109        0    10000 SH       SOLE                    10000        0        0
WAL MART STORES INC            COM              931142103   438141  6338388 SH       SOLE                  3572530      330  2765527
WALGREEN COMPANY               COM              931422109   300386 10269606 SH       SOLE                  6101209      490  4167906
WARNER LAMBERT CO              COM              934488107   311885  3806372 SH       SOLE                  2278331      185  1527856
WELLS FARGO NEW                COM              949746101   509967 12611238 SH       SOLE                  7416131      620  5194487
WILLIAMS COS INC COM           COM              969457100      570    18650 SH       SOLE                     7200        0    11450